Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Share Subscription Receivables [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Oct. 31, 2021	$ 1,098	$ (50,545)	$ 4,202,021	$ (102,064)	$ 4,050,510
Balance, shares at Oct. 31, 2021	10,982,800
Issuance of common stock for cash, net	$ 1	40,000	19,999		60,000
Issuance of common stock for cash net, shares	10,000
Net loss				(3,800,392)	(3,800,392)
Issuance of founders’ shares	8	535			543
Issuance of founders' shares, shares	80,000
Issuance of security interest shares to investors	$ 450		1,322,483		1,322,933
Issuance of security interest shares to investors, shares	4,500,000
Issuance of warrants in connection with investor financing			994,091		994,091
Issuance of restricted stock units to outside directors	$ 30		(30)
Issuance of restricted stock units to outside directors, shares	300,000
Issuance of restricted shares to executives	$ 110		(110)
Issuance of restricted stock units to executives, shares	1,100,000
Interest imputed on note payable for acquisition of unproved oil and gas properties			89,237		89,237
Stock-based compensation			6,202		6,202
Balance at Oct. 31, 2022	$ 1,697	(10,010)	6,633,893	(3,902,456)	2,723,124
Balance, shares at Oct. 31, 2022	16,972,800
Issuance of common stock for cash, net	$ 40		371,960		372,000
Issuance of common stock for cash net, shares	400,000
Issuance of conversion shares related to the January 2022 SPA	$ 504		5,164,371		5,164,875
Issuance of conversion shares related to the SPA, shares	5,038,902
Issuance of commitment shares related to the January 2022 SPA	$ 38		1,124,962		1,125,000
Issuance of commitment shares related to the SPA, shares	375,000
Issuance of common shares in IPO, net of underwriting discounts and offering costs	$ 200		3,342,426		3,342,626
Issuance of common shares in IPO, net of underwriting discounts and offering costs, shares	2,000,000
Issuance of pre-funded warrants			4,000		4,000
Issuance of common stock upon exercise of warrants, net	$ 245		1,812,390		1,812,635
Issuance of common stock upon exercise of warrants, shares	2,449,466
Issuance of common stock for services, net	$ 29		366,630		366,659
Issuance of common stock for services, shares	285,500
Issuance of restricted stock units under the Equity Incentive Plan	$ 213		(213)
Issuance of restricted stock units under the Equity Incentive Plan, shares	2,125,000
Issuance of common stock for warrants that can be exercised per the Resale S-1/A	$ 120		(120)
Issuance of common stock for warrants that can be exercised per the Resale S-1/A, shares	1,199,848
Issuance of equity warrants in connection with convertible debt (Tranche #1)			332,630		332,630
Stock-based compensation	$ 19		1,044,242		1,044,261
Share-based compensation, shares	200,000
Net loss				(6,544,426)	(6,544,426)
Balance at Oct. 31, 2023	$ 3,105	$ (10,010)	$ 20,197,171	$ (10,446,882)	$ 9,743,384
Balance, shares at Oct. 31, 2023	31,046,516